Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Charges
Beginning Balance	$ 200	$ 215	$ 285
Restructuring charges, net of revisions	403	119	96
Payments	(133)	(129)	(155)
Other non-cash	0	(5)	(11)
Ending Balance	470	200	215
U S Card Services [Member]
Restructuring Charges
Restructuring charges, net of revisions	26
International Card Services [Member]
Restructuring Charges
Restructuring charges, net of revisions	54
Global Commercial Services [Member]
Restructuring Charges
Restructuring charges, net of revisions	156
Global Network And Merchant Services [Member]
Restructuring Charges
Restructuring charges, net of revisions	25
Corporate and Other [Member]
Restructuring Charges
Restructuring charges, net of revisions	142
Employee Severance [Member]
Restructuring Charges
Beginning Balance	170	199	253
Restructuring charges, net of revisions	366	96	98
Payments	(124)	(121)	(141)
Other non-cash	0	(4)	(11)
Ending Balance	412	170	199
Other Terminations [Member]
Restructuring Charges
Beginning Balance	30	16	32
Restructuring charges, net of revisions	37	23	(2)
Payments	(9)	(8)	(14)
Other non-cash	0	(1)	0
Ending Balance	$ 58	$ 30	$ 16